TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables due within one year
Trade and other payables	$ 1,043	$ 891
Derivatives - forward foreign exchange, currency swaps and interest rate contracts	19	59
Acquisition consideration	34	72
Total trade and other current payables	1,096	1,022
Other payables due after one year
Acquisition consideration	57	93
Other payables	10	1
Total other payables due after one year	67	94
Contingent consideration	84	128
In one year
Other payables due after one year
Acquisition consideration	18	33
In two years
Other payables due after one year
Acquisition consideration	15	32
In three years
Other payables due after one year
Acquisition consideration	21	15
In four years
Other payables due after one year
Acquisition consideration	$ 3	8
After four years
Other payables due after one year
Acquisition consideration		$ 5